Capital Stock (Details 2)	12 Months Ended
	Dec. 31, 2020 shares Customer $ / shares	Dec. 31, 2020 shares Customer $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | shares	1,326,958	1,326,958	1,428,408	1,394,642	1,602,127
Options outstanding weighted average exercise price		$ 3.57	$ 3.67	$ 3.91	$ 3.58
Options exercisable, end of period | shares	1,110,958	1,110,958	1,059,308	1,044,892
$0.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.30
Number outstanding | Customer	185,000	185,000
Weighted average remaining contractual life (in years)	2 years 4 months 6 days
Options outstanding weighted average exercise price	$ 0.30
Options exercisable, end of period | Customer	185,000	185,000
$0.31 - $3.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	536,933	536,933
Weighted average remaining contractual life (in years)	1 year 3 months 14 days
Options outstanding weighted average exercise price	$ 1.59
Options exercisable, end of period | Customer	536,933	536,933
$0.31 - $3.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.31
$0.31 - $3.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 3.00
$4.01 - $5.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	216,800	216,800
Weighted average remaining contractual life (in years)	3 years 5 months 26 days
Options outstanding weighted average exercise price	$ 4.95
Options exercisable, end of period | Customer	87,200	87,200
$4.01 - $5.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 4.01
$4.01 - $5.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 5.00
$5.01 - $7.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	388,225	388,225
Weighted average remaining contractual life (in years)	1 year 9 months 7 days
Options outstanding weighted average exercise price	$ 7.09
Options exercisable, end of period | Customer	301,825	301,825
$5.01 - $7.30 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 5.01
$5.01 - $7.30 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 7.30
$0.30 - $7.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Customer	1,326,958	1,326,958
Weighted average remaining contractual life (in years)	1 year 11 months 8 days
Options outstanding weighted average exercise price	$ 3.57
Options exercisable, end of period | Customer	1,110,958	1,110,958
$0.30 - $7.30 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 0.30
$0.30 - $7.30 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 7.30